Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ (3,506,807)	$ (3,134,863)
Property, plant and equipment, net	3,091,954	2,940,603
Depreciation expense	555,125	515,455	479,438
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	46,689	54,775
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,432,824	2,257,002
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,808,356	3,470,972
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	43,239	36,316
Accumulated depreciation	21,201	19,027
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	267,653	256,401
Assets Leased to Others [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 597,024	$ 532,088